Subsequent events (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	Jun. 23, 2022 INR (₨) $ / shares shares	Jan. 17, 2022 ₨ / shares	Oct. 28, 2021 ₨ / shares	Oct. 27, 2020 ₨ / shares	Jun. 24, 2022 INR (₨)	Apr. 01, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of share | ₨ / shares		₨ 5	₨ 5	₨ 5
Nonadjusting Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	15,169
Nonadjusting Events after reporting period [Member] | Eton Pharmaceuticals, Inc [Member] | Branded And Generic Injectable Products [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash | ₨					₨ 5
Contingent payments | ₨					₨ 45
Nonadjusting Events after reporting period [Member] | Settlement Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash | ₨	₨ 72
Nonadjusting Events after reporting period [Member] | Novartis AG [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset acquisition consideration payable | $						$ 61
Nonadjusting Events after reporting period [Member] | DRL 2002 Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	12,357
Exercise price of share | $ / shares	₨ 5
Nonadjusting Events after reporting period [Member] | DRL 2007 Plans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	1,657
Exercise price of share | $ / shares	₨ 5
Nonadjusting Events after reporting period [Member] | DRL 2007 Plans [Member] | Exercise Price Of Two Eight One Four Per Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	575
Exercise price of share | $ / shares	₨ 2,814
Nonadjusting Events after reporting period [Member] | DRL 2007 Plans [Member] | Exercise Price Of Three Six Seven Nine Per Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	580
Exercise price of share | $ / shares	₨ 3,679
Nonadjusting Events after reporting period [Member] | DRL 2007 Plans [Member] | ADR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of equity shares allocated to employees	1,155